Guardian Variable Products Trust

10 Hudson Yards

New York, NY 10001

May 2, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Guardian Variable Products Trust File Nos. 333-210205 and 811-23148

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of Guardian Variable Products Trust, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the 24 series of the Trust that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 23, which was filed with the U.S. Securities and Exchange Commission on April 27, 2023, and became effective on May 1, 2023. The text of Post-Effective Amendment No. 23 was filed electronically (Accession No. 0001104659-23-051275).

Please do not hesitate to contact the undersigned at 646-283-7117 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan
Senior Counsel